UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

Steven I. Koszalka

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term®

American High-Income
Municipal Bond Fund®

Semi-annual report for the six months ended January 31, 2013

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	9.89%	4.75%	4.57%

The total annual fund operating expense ratio was 0.68% for Class A shares as of the prospectus dated October 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 28.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The first half of American High-Income Municipal Bond Fund’s fiscal year was a very favorable period for returns. Investors who reinvested monthly dividends totaling nearly 32 cents a share realized a total return of 4.77% for the six months ended January 31, 2013. The Lipper High-Yield Municipal Debt Funds Average — a measure of the fund’s peer group — posted a 4.28% return.

Meanwhile, Barclays High Yield Municipal Bond Index (a proxy for the high-yield municipal market) and Barclays Municipal Bond Index (a proxy for the broader investment-grade municipal market) returned 6.53% and 1.82%, respectively. The market indexes are unmanaged, and their results do not include expenses. Over the

Results at a glance

For periods ended January 31, 2013, with all distributions reinvested

	Total returns	Average annual total returns
	1 year	3 years	5 years	10 years	Lifetime (since 9/26/94)
American High-Income Municipal Bond Fund (Class A shares)	11.85%	9.33%	5.53%	5.11%	5.87%
Barclays Municipal Bond Index*	4.80	6.53	5.73	5.17	6.03
Barclays High Yield Municipal Bond Index*	15.24	11.49	6.18	7.19	—	†
Lipper High-Yield Municipal Debt Funds Average	11.22	9.06	4.89	5.01	5.40

*	The index is unmanaged and, therefore, has no expenses.
†	This index did not exist prior to September 30, 1995.

American High-Income Municipal Bond Fund	1

six months, those fund investors who took dividends in cash saw a 2.64% total return, including an income return of 2.09% (4.18% annualized); those who reinvested dividends realized an income return of 2.11% (4.22% annualized). The fund’s share price increased from $15.13 to $15.53.

As can be seen in the table on the previous page, recent history stands out as a time of unusually high returns. While we are very pleased by these results, it’s worth reiterating that the fund’s investment horizon is longer term, targeting municipal bonds that offer the potential for consistent relatively high total returns. Over longer time frames, the fund has a proven track record of producing results that lead those of its peer group.

Tax-exempt yields vs. taxable yields

Find your estimated 2012 taxable income below to determine your federal tax rate,* then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund’s 3.99% tax-exempt distribution rate† as of January 31, 2013. For example, investors in the highest tax bracket (35%) would need a taxable distribution rate of 6.14% to match the fund’s distribution rate.

			The fund’s tax-exempt
			distribution rate of
If your taxable income is ...		... then your federal	3.99% is equivalent
Single	Joint	tax rate is ...	to a taxable rate of ...
$0 – 8,700	$0 – 17,400	10.0%	4.43%
8,701 – 35,350	17,401 – 70,700	15.0	4.69
35,351 – 85,650	70,701 – 142,700	25.0	5.32
85,651 – 178,650	142,701 – 217,450	28.0	5.54
178,651 – 388,350	217,451 – 388,350	33.0	5.96
Over 388,350	Over 388,350	35.0	6.14

*	Based on 2012 federal tax rates. The federal rates do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
†	The distribution rate is based on dividends paid over the last 12 months divided by the maximum offering price as of January 31, 2013. Capital gain distributions, if any, are added back at the maximum offering price to determine the rate.

2	American High-Income Municipal Bond Fund

Municipal market overview

As has been the case for much of the past few years, the market rallied broadly during the six months through January 31, 2013. Growing investor appetite for municipal bonds helped push down yields, which move inversely to prices.

A significant proportion of recent municipal issuance was actually refinancing, which didn’t add to the net supply of bonds. The relative scarcity of municipal bonds — particularly in terms of higher yielding issues — helped support prices for bonds of longer maturity and lower quality.

Six-month returns for below investment-grade bonds (rated Ba/BB and below) generally led those of their investment-grade counterparts. Indeed, on a tax-adjusted basis, below investment-grade municipal bonds generated among the highest total returns of any fixed-income sector over the six months. Meanwhile, returns among revenue bonds (the vast majority of the fund’s investments) led those of general obligation bonds. Revenue bonds are typically backed by revenue streams of individual projects or organizations, such as hospitals, senior living facilities, airports and toll roads.

Inside the portfolio

As of January 31, 2013, some of the fund’s larger investments were among revenue bonds supporting vital local enterprises including hospital facilities (13.4%) and continuing care retirement communities (12.8%).

The fund was also invested in other sectors that are perhaps less familiar to some investors. For example, significant holdings included tax-assessment bonds — typically issued to fund public infrastructure for real estate development — as well as bonds issued on behalf of airports and airlines.

We believe that the fund’s investments in revenue bonds demonstrate the value of fundamental credit research — something that the portfolio counselors and analysts have much experience in. The story of the fund’s investment in American Airlines —the largest individual contributor to the six-month result — offers a case in point.

The airline filed for Chapter 11 bankruptcy in November 2011. Immediately after the filing, we believed that the price of its bonds appeared low given the company’s

American High-Income Municipal Bond Fund	3

fundamentals and our view of its recovery prospects. In collaboration with our colleagues who invest in taxable bonds, we rapidly decided that this was an opportunity to add to our relatively small existing investment in the troubled carrier’s bonds.

Our thorough analysis indicated that, although the airline was facing some critical challenges, its bonds were trading at prices below what the recovery value could be following the company’s restructuring. As of January 31, 2013, the airline’s unsecured bonds had appreciated substantially from the depths witnessed following the bankruptcy filing. The fund’s investment professionals continue to cautiously monitor the situation and will make further adjustments as warranted.

Other noteworthy contributions to fund results were spread across a variety of sectors, including bonds issued by hospital facilities, as well as continuing care retirement communities.

Viewed at the sector level, the portfolio’s composition has been fairly stable. It is, however, important to point out that the fund’s investment professionals are actively seeking bonds that appear to offer the best potential return, given their risk. This means that, within sectors, we have the freedom (consistent with the fund guidelines) to shift our focus among bonds of varying credit quality and maturity.

Looking forward

Given the generally low level of yields, the exceptional total returns offered by municipal bonds in recent years cannot continue indefinitely. We also remain alert to potential challenges on the horizon — the possibility that a sharp rise in interest rates or increased duress among municipal credits could, for instance, have a negative impact on total returns. Meanwhile, the direction of tax and fiscal policy remains somewhat uncertain. Political stalemate around the federal debt ceiling or budget-related matters could, for example, lead to elevated volatility.

All that said, we believe that the fund’s portfolio and investment approach position it as a potentially attractive source of income — especially for tax-sensitive investors.

4	American High-Income Municipal Bond Fund

The municipal market is vast, with more than $3.6 trillion worth of issues outstanding. As such, it continues to offer appealing investment opportunities for experienced, research-driven investors.

With yields so uniformly low, we feel it’s likely that in the not-too-distant future, prices will begin to more closely reflect the underlying credit risk of bonds. And that’s just the kind of market environment in which our exhaustive research may demonstrate its mettle.

We thank you for this chance to discuss the fund and for your continued support. We look forward to reporting to you again in six months.

Cordially,

/s/ Karl J. Zeile

Karl J. Zeile President

March 18, 2013

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of February 28, 2013, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.95%. (For investors in the 35% tax bracket, this is equivalent to a taxable yield of 4.54%.) The fund’s 12-month distribution rate for Class A shares as of that date was 3.96%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

American High-Income Municipal Bond Fund	5

Summary investment portfolio January 31, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Quality ratings*	Percent of net assets

*	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. If agency ratings differ, securities are placed in the lowest-rated category. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds & notes — 93.89%	Principal amount (000)	Value (000)	Percent of net assets
Arizona — 2.81%
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	$10,410	$11,396	.37%
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2007, AMT, 6.55% 2037	17,000	17,802
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project), Series 2008, AMT, 7.50% 2038	10,000	10,949	.94
Other securities		45,839	1.50
		85,986	2.81

6	American High-Income Municipal Bond Fund

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
California — 14.75%
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	$9,750	$10,724	.35%
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045	11,000	11,469	.38
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	12,750	15,621	.51
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C, National insured, 3.75% 2028	11,175	10,223	.33
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	13,935	12,422	.41
Other securities		391,045	12.77
		451,504	14.75

Colorado — 4.55%
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.25% 2032	18,000	18,334
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2007-A, AMT, 5.75% 2032	2,905	3,019	.70
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	10,845	11,687	.38
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	13,500	13,914	.45
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	17,278	.56
Other securities		75,151	2.46
		139,383	4.55

Florida — 9.19%
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	8,500	10,045	.33
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,597	.44
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	11,182	.37
Seminole Tribe of Florida, Series A, 5.25% 2027[1]	10,000	10,716	.35
Other securities		235,677	7.70
		281,217	9.19

American High-Income Municipal Bond Fund	7

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
Illinois — 6.86%
City of Chicago, O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project), Series 2007, 5.50% 2030[2]	$16,500	$15,496	.51%
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	9,055	10,509	.34
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	9,800	12,534	.41
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. - Northern Illinois University Project), Series 2011, 6.875% 2043	11,500	13,910	.45
Other securities		157,529	5.15
		209,978	6.86

Louisiana — 2.01%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	10,817	.35
Other securities		50,660	1.66
		61,477	2.01

Massachusetts — 1.53%
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 2042	11,500	11,835	.38
Other securities		35,137	1.15
		46,972	1.53

Michigan — 4.90%
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	12,650	13,700	.45
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	28,355	27,107
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,669	1.07

8	American High-Income Municipal Bond Fund

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2005, AMT, National insured, 5.00% 2034	$9,000	$9,328
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,143
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2022	2,220	2,683
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	3,085	3,364
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	2,000	2,342	1.33%
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,933
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2022	2,000	2,345
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,598
Other securities		62,783	2.05
		149,995	4.90

Missouri — 1.87%
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds (Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	10,127	.33
Other securities		47,183	1.54
		57,310	1.87

New Jersey — 3.23%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-A, AMT, 10.50% 2032[1]	13,000	14,327	.47
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 4.875% 2019	1,000	1,025
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	4,636
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	15,000	15,339	.84
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,647

American High-Income Municipal Bond Fund	9

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
New Jersey (continued)
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	$17,250	$15,674	.51%
Other securities		43,177	1.41
		98,825	3.23

New York — 3.18%
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	12,500	14,888	.49
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025[2]	8,700	10,016
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028[2]	2,000	2,309	.40
Other securities		70,102	2.29
		97,315	3.18

Ohio — 3.92%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	8,580	10,067	.33
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	18,170	16,662
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	13,710	12,399	1.14
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	6,000	5,862
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	11,000	12,433	.40
Other securities		62,702	2.05
		120,125	3.92

Pennsylvania — 3.85%
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,295	13,465	.44
Other securities		104,229	3.41
		117,694	3.85

10	American High-Income Municipal Bond Fund

Bonds & notes	Principal amount (000)	Value (000)	Percent of net assets
Texas — 8.13%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	$13,220	$15,099	.49%
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042	10,500	11,353	.37
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds, Series 1999, AMT, 6.375% 2035[2]	27,250	23,541	.77
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2021	3,000	3,011
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project), Series 2001, AMT, 6.75% 2029	13,100	13,154
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,367	.98
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,344
Sanger Texas Industrial Dev. Corp, Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038	14,250	15,311	.50
Other securities		153,703	5.02
		248,883	8.13

Virginia — 1.66%
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	9,500	10,405	.34
Other securities		40,402	1.32
		50,807	1.66

Other states and U.S. territories — 21.45%
Other securities		656,606	21.45

Total bonds & notes (cost: $2,650,910,000)		2,874,077	93.89

Short-term securities — 5.80%
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1997-B, AMT, JPMorgan Chase LOC, 0.13% 2026[3]	11,300	11,300	.37

American High-Income Municipal Bond Fund	11

Short-term securities	Principal amount (000)	Value (000)	Percent of net assets
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.00% 6/27/2013	$6,000	$6,045
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.50% 6/27/2013	4,000	4,039	.33%
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2012-A, 2.00% 6/28/2013	10,000	10,077	.33
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,076	.33
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	19,500	19,765	.64
State of Texas, Harris County Cultural Educational Facs. Fin. Corp., Rev. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2008-A, 0.12% 2038[3]	10,350	10,350	.34
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.12% 2025[3]	4,550	4,550
Texas Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.12% 2029[3]	15,000	15,000	.64
Other securities		86,415	2.82

Total short-term securities (cost: $177,597,000)		177,617	5.80

Total investment securities (cost: $2,828,507,000)		3,051,694	99.69

Other assets less liabilities		9,490	.31

Net assets		$3,061,184	100.00%

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $3,850,000, a cost of $3,636,000, and which represented .13% of the net assets of the fund) was acquired on 9/7/2012 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $90,838,000, which represented 2.97% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

See Notes to Financial Statements

12	American High-Income Municipal Bond Fund

Financial statements

Statement of assets and liabilities	unaudited
at January 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $2,828,507)		$3,051,694
Cash		136
Receivables for:
Sales of investments	$8,071
Sales of fund’s shares	7,328
Interest	33,249	48,648
		3,100,478
Liabilities:
Payables for:
Purchases of investments	30,304
Repurchases of fund’s shares	6,124
Dividends on fund’s shares	960
Investment advisory services	809
Services provided by related parties	907
Trustees’ deferred compensation	90
Other	100	39,294
Net assets at January 31, 2013		$3,061,184

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,984,056
Undistributed net investment income		2,716
Accumulated net realized loss		(148,775)
Net unrealized appreciation		223,187
Net assets at January 31, 2013		$3,061,184

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (197,103 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,506,283	161,374	$15.53
Class B	13,455	866	15.53
Class C	187,334	12,062	15.53
Class F-1	199,484	12,845	15.53
Class F-2	120,614	7,766	15.53
Class R-6	34,014	2,190	15.53

See Notes to Financial Statements

American High-Income Municipal Bond Fund	13

Statement of operations	unaudited
for the six months ended January 31, 2013	(dollars in thousands)

Investment income:
Income:
Interest		$70,345
Fees and expenses*:
Investment advisory services	$4,677
Distribution services	4,436
Transfer agent services	848
Administrative services	247
Reports to shareholders	101
Registration statement and prospectus	114
Trustees’ compensation	16
Auditing and legal	4
Custodian	3
Federal and state income taxes	683
Other	91	11,220
Net investment income		59,125
Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		15,146
Net unrealized appreciation on investments		59,657
Net realized gain and unrealized appreciation on investments		74,803
Net increase in net assets resulting from operations		$133,928

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets

	(dollars in thousands)

	Six months ended January 31, 2013*	Year ended July 31, 2012
Operations:
Net investment income	$59,125	$110,511
Net realized gain (loss) on investments	15,146	(24,384)
Net unrealized appreciation on investments	59,657	252,459
Net increase in net assets resulting from operations	133,928	338,586
Dividends paid or accrued to shareholders from net investment income	(59,231)	(110,000)
Net capital share transactions	223,666	323,576
Total increase in net assets	298,363	552,162
Net assets:
Beginning of period	2,762,821	2,210,659
End of period (including undistributed net investment income: $2,716 and $2,822, respectively)	$3,061,184	$2,762,821

*Unaudited.

See Notes to Financial Statements

14	American High-Income Municipal Bond Fund

Notes to financial statements	unaudited

1. Organization

American High-Income Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a high level of current income exempt from regular federal income tax.

The fund has six share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Some share classes are only available to limited categories of investors. The fund’s share classes are further described below:

	Initial sales	Contingent deferred sales
Share class	charge	charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Classes F-1 and F-2	None	None	None
Class R-6	None	None	None

* Class B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described on the following page, as well as the valuation policies described in the next section on valuation.

American High-Income Municipal Bond Fund	15

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

16	American High-Income Municipal Bond Fund

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and

American High-Income Municipal Bond Fund	17

market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At January 31, 2013, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

18	American High-Income Municipal Bond Fund

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net income and net capital gains each year. The fund is not subject to income taxes to the extent taxable income and net capital gains are distributed. Generally, income earned by the fund is exempt from federal income taxes; however, the fund may earn taxable income from certain investments.

As of and during the period ended January 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008 and by state tax authorities for tax years before 2007.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; amortization of discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

American High-Income Municipal Bond Fund	19

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed tax-exempt income		$1,039
Capital loss carryforward*:
No expiration	$(48,976)
Expiring 2013	(3,652)
Expiring 2017	(14,384)
Expiring 2018	(69,969)
Expiring 2019	(24,408)	(161,389)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after July 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$272,152
Gross unrealized depreciation on investment securities	(47,329)
Net unrealized appreciation on investment securities	224,823
Cost of investment securities	2,826,871

Tax-exempt income distributions paid or accrued to shareholders were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	January 31, 2013	July 31, 2012
Class A	$49,382	$92,406
Class B	248	724
Class C	2,969	5,748
Class F-1	3,943	7,482
Class F-2	2,223	3,554
Class R-6*	466	86
Total	$59,231	$110,000

*	Class R-6 shares were offered beginning May 11, 2012.

20	American High-Income Municipal Bond Fund

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.15% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $3,333,333 of the fund’s monthly gross income and 2.50% on such income in excess of $3,333,333. For the six months ended January 31, 2013, the investment advisory services fee was $4,677,000, which was equivalent to an annualized rate of 0.319% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A shares.

American High-Income Municipal Bond Fund	21

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Class C	1.00	1.00
Class F-1	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F and R shares pay an annual fee of 0.05% of their respective average daily net assets.

Class-specific expenses under the agreements described above for the six months ended January 31, 2013, were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative
Share class	services	services		services
Class A	$3,219	$597		$121
Class B	73	4		Not applicable
Class C	896	46		45
Class F-1	248	140		50
Class F-2	Not applicable	61		26
Class R-6	Not applicable	—	*	5
Total class-specific expenses	$4,436	$848		$247

* Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $16,000, shown on the accompanying financial statements, includes $10,000 in current fees (either paid in cash or deferred) and a net increase of $6,000 in the value of the deferred amounts.

22	American High-Income Municipal Bond Fund

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2013

Class A	$407,491	26,510	$45,096	2,932	$(294,020)	(19,136)	$158,567	10,306
Class B	991	65	230	15	(3,905)	(255)	(2,684)	(175)
Class C	31,313	2,038	2,723	177	(21,253)	(1,386)	12,783	829
Class F-1	40,278	2,623	3,853	251	(40,835)	(2,650)	3,296	224
Class F-2	46,493	3,019	1,924	125	(17,001)	(1,104)	31,416	2,040
Class R-6	25,774	1,679	466	30	(5,952)	(391)	20,288	1,318
Total net increase (decrease)	$552,340	35,934	$54,292	3,530	$(382,966)	(24,922)	$223,666	14,542

Year ended July 31, 2012

Class A	$509,689	35,236	$82,858	5,750	$(344,207)	(24,044)	$248,340	16,942
Class B	2,931	203	643	45	(10,779)	(750)	(7,205)	(502)
Class C	50,802	3,512	5,127	356	(36,751)	(2,545)	19,178	1,323
Class F-1	67,402	4,664	7,320	508	(45,845)	(3,175)	28,877	1,997
Class F-2	49,208	3,425	3,064	212	(30,888)	(2,116)	21,384	1,521
Class R-6†	12,916	867	86	5	—	—	13,002	872
Total net increase (decrease)	$692,948	47,907	$99,098	6,876	$(468,470)	(32,630)	$323,576	22,153

*Includes exchanges between share classes of the fund.

†Class R-6 shares were offered beginning May 11, 2012.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $516,955,000 and $311,564,000, respectively, during the six months ended January 31, 2013.

American High-Income Municipal Bond Fund	23

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 1/31/2013[4,5]	$15.13	$.32	$.40	$.72
Year ended 7/31/2012	13.78	.66	1.35	2.01
Year ended 7/31/2011	13.97	.67	(.19)	.48
Year ended 7/31/2010	12.69	.66	1.28	1.94
Year ended 7/31/2009	14.21	.68	(1.52)	(.84)
Year ended 7/31/2008	15.54	.72	(1.34)	(.62)
Class B:
Six months ended 1/31/2013[4,5]	15.13	.26	.40	.66
Year ended 7/31/2012	13.78	.56	1.35	1.91
Year ended 7/31/2011	13.97	.56	(.19)	.37
Year ended 7/31/2010	12.69	.56	1.28	1.84
Year ended 7/31/2009	14.21	.59	(1.52)	(.93)
Year ended 7/31/2008	15.54	.61	(1.34)	(.73)
Class C:
Six months ended 1/31/2013[4,5]	15.13	.26	.40	.66
Year ended 7/31/2012	13.78	.55	1.35	1.90
Year ended 7/31/2011	13.97	.56	(.19)	.37
Year ended 7/31/2010	12.69	.55	1.28	1.83
Year ended 7/31/2009	14.21	.58	(1.52)	(.94)
Year ended 7/31/2008	15.54	.61	(1.34)	(.73)
Class F-1:
Six months ended 1/31/2013[4,5]	15.13	.31	.40	.71
Year ended 7/31/2012	13.78	.65	1.35	2.00
Year ended 7/31/2011	13.97	.65	(.19)	.46
Year ended 7/31/2010	12.69	.65	1.28	1.93
Year ended 7/31/2009	14.21	.67	(1.52)	(.85)
Year ended 7/31/2008	15.54	.71	(1.34)	(.63)
Class F-2:
Six months ended 1/31/2013[4,5]	15.13	.33	.40	.73
Year ended 7/31/2012	13.78	.69	1.35	2.04
Year ended 7/31/2011	13.97	.69	(.19)	.50
Year ended 7/31/2010	12.69	.68	1.28	1.96
Period from 8/12/2008 to 7/31/2009[4]	14.28	.66	(1.58)	(.92)
Class R-6:
Six months ended 1/31/2013[4,5]	15.13	.34	.40	.74
Period from 5/11/2012 to 7/31/2012[4]	14.86	.14	.28	.42

	Six months ended
	January 31,	Year ended July 31
	2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	11%	20%	18%	15%	29%	27%

24	American High-Income Municipal Bond Fund

				Ratio of		Ratio of
Dividends				expenses		expenses		Ratio of
(from net	Net asset		Net assets,	to average		to average		net income
investment	value, end	Total	end of period	net assets		net assets		to average
income)	of period	return[2,3]	(in millions)	before waivers		after waivers[3]		net assets[3]
$(.32)	$15.53	4.77%	$2,506	.71%[6]		.71%[6]		4.08%[6]
(.66)	15.13	14.98	2,286	.68		.68		4.64
(.67)	13.78	3.57	1,849	.64		.64		4.86
(.66)	13.97	15.50	2,109	.68		.68		4.82
(.68)	12.69	(5.69)	1,738	.72		.70		5.43
(.71)	14.21	(4.07)	1,851	.69		.65		4.83
(.26)	15.53	4.39	13	1.44	[6]	1.44	[6]	3.37	[6]
(.56)	15.13	14.14	16	1.42		1.42		3.96
(.56)	13.78	2.78	21	1.41		1.41		4.07
(.56)	13.97	14.67	36	1.42		1.42		4.11
(.59)	12.69	(6.39)	43	1.46		1.45		4.70
(.60)	14.21	(4.76)	54	1.41		1.37		4.11
(.26)	15.53	4.37	187	1.49	[6]	1.49	[6]	3.30	[6]
(.55)	15.13	14.09	170	1.46		1.46		3.86
(.56)	13.78	2.73	137	1.46		1.46		4.03
(.55)	13.97	14.60	163	1.46		1.46		4.03
(.58)	12.69	(6.44)	126	1.51		1.50		4.63
(.60)	14.21	(4.80)	120	1.45		1.42		4.06
(.31)	15.53	4.71	200	.83	[6]	.83	[6]	3.97	[6]
(.65)	15.13	14.89	191	.76		.76		4.56
(.65)	13.78	3.45	146	.76		.76		4.73
(.65)	13.97	15.42	181	.75		.75		4.75
(.67)	12.69	(5.77)	156	.80		.78		5.35
(.70)	14.21	(4.12)	168	.74		.70		4.77
(.33)	15.53	4.86	121	.56	[6]	.56	[6]	4.23	[6]
(.69)	15.13	15.20	87	.49		.49		4.81
(.69)	13.78	3.74	58	.48		.48		5.03
(.68)	13.97	15.72	50	.48		.48		5.00
(.67)	12.69	(6.19)	32	.53	[6]	.53	[6]	5.50	[6]
(.34)	15.53	4.92	34	.44	[6]	.44	[6]	4.33	[6]
(.15)	15.13	2.85	13	.08		.08		1.00

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

American High-Income Municipal Bond Fund	25

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2012, through January 31, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, Class F-1 and F-2 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

26	American High-Income Municipal Bond Fund

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2012	Ending account value 1/31/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,047.75	$3.66	.71%
Class A — assumed 5% return	1,000.00	1,021.63	3.62	.71
Class B — actual return	1,000.00	1,043.94	7.42	1.44
Class B — assumed 5% return	1,000.00	1,017.95	7.32	1.44
Class C — actual return	1,000.00	1,043.68	7.68	1.49
Class C — assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class F-1 — actual return	1,000.00	1,047.14	4.28	.83
Class F-1 — assumed 5% return	1,000.00	1,021.02	4.23	.83
Class F-2 — actual return	1,000.00	1,048.60	2.89	.56
Class F-2 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class R-6 — actual return	1,000.00	1,049.19	2.27	.44
Class R-6 — assumed 5% return	1,000.00	1,022.99	2.24	.44

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American High-Income Municipal Bond Fund	27

Other share class results	unaudited

Classes B, C and F

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2012
(the most recent calendar quarter-end):

	1 year	5 years	10 years/ Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	8.37%	4.44%	4.37%
Not reflecting CDSC	13.37	4.77	4.37

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	12.31	4.72	4.15
Not reflecting CDSC	13.31	4.72	4.15

Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	14.10	5.46	4.90

Class F-2 shares[3] — first sold 8/12/08
Not reflecting annual asset-based fee charged by sponsoring firm	14.39	—	7.01

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

28	American High-Income Municipal Bond Fund

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public accounting firm

PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete January 31, 2013, portfolio of American High-Income Municipal Bond Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Municipal Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system
Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	As of 12/31/12.
[2]	Based on Class A share results for periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
Equity-income funds
Capital Income Builder®
The Income Fund of America®
Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
Money market fund
American Funds Money Market Fund®
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
American Funds Target Date Retirement Series®
American Funds College Target Date SeriesSM

Lit. No. MFGESRX-040-0313P Litho in USA WG/RRD/8075-S33509      Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American High-Income Municipal Bond Fund®
Investment portfolio

January 31, 2013 unaudited

Bonds & notes — 93.89%	Principal amount (000)	Value (000)

ALABAMA — 0.26%
Industrial Dev. Board of the City of Phenix City, Environmental Improvement Rev. Ref. Bonds
(MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	$ 4,500	$ 4,445
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2039	3,300	3,537
		7,982

ARIZONA — 2.81%
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,922
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.70% 2027	454	454
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Special Assessment Rev. Bonds
(Montecito Assessment Dist.), Series 2007, 5.80% 2032	962	945
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037[1]	2,000	1,984
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.016% 2037[2]	5,000	4,578
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-B, AMT, 5.25% 2019	2,000	2,330
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.00% 2020	2,000	2,280
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	1,203	1,253
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	10,410	11,396
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,655
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2007, AMT, 6.55% 2037	17,000	17,802
Industrial Dev. Auth. of the County of Pima, Water and Wastewater Rev. Bonds (Global Water Resources, LLC Project),
Series 2008, AMT, 7.50% 2038	10,000	10,949
Industrial Dev. Authorities of the County of Pima and the City of Tucson, Joint Single-family Mortgage Rev. Ref. Bonds,
Series 2007-A-1, AMT, 5.10% 2038	875	925
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	4,520	4,325
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	3,000	3,044
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,500	2,827
Industrial Dev. Auth. of the City of Scottsdale, Hospital Rev. Ref. Bonds (Scottsdale Healthcare),
Series 2006-C, Assured Guaranty Municipal insured, 5.00% 2035	1,250	1,395
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,148
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	1,000	1,089
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2046	3,200	3,472
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039	1,000	1,161
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	1,000	1,033
Westpark Community Facs. Dist., Dist. G.O. Bonds (Town of Buckeye), Series 2006, 5.25% 2031	725	672
Industrial Dev. Auth. of the County of Yavapai, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A-1, AMT, 4.90% 2028	2,200	2,347
		85,986

CALIFORNIA — 14.75%
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030	2,615	2,908
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	2,295	2,544
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	3,500	3,574
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2020	950	979
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	4,705	4,692
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.),
Series 2010, 6.00% 2037	500	581
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House),
Series 2010, 6.00% 2030	1,000	1,143
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2003-C, 5.375% 2021	1,500	1,564
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2011, 6.00% 2031	1,250	1,472
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2012-A, 5.00% 2047	3,500	3,770
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities),
Series 2012-C-1, 3.00% 2019	2,000	2,005
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	550	556
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	1,000	1,009
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.00% 2029	1,500	1,726
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	4,500	5,159
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.20% 2045 (put 2024)[2]	1,500	1,500
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-D-1, 1.006% 2045 (put 2017)[2]	4,000	3,997
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 2012, 4.25% 2023	1,000	1,030
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds, Series 2012, 5.00% 2028	1,000	1,031
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	135	135
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.70% 2024	600	599
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.80% 2025	650	653
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.90% 2026	625	624
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.00% 2027	650	652
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.00% 2028	600	599
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2029	1,205	1,211
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2025	1,165	897
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds, Series 2012-D, 0% 2035	1,000	361
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds, Series 2012-D, 0% 2036	1,200	407
Cerritos Public Fin. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series A, AMBAC insured, 6.50% 2023	955	1,147
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	4,165	4,559
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,087
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Agcy.),
Series A, AMBAC insured, 5.00% 2022	2,000	2,160
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	2,500	2,775
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,496
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	1,500	1,700
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,298
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	500	465
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	1,155	1,149
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	1,000	1,234
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012
Special Tax Rev. Ref. Bonds, 4.00% 2029	2,140	2,166
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012
Special Tax Rev. Ref. Bonds, 4.00% 2031	700	707
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012
Special Tax Ref. Bonds, 4.00% 2033	7,500	7,588
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds,
Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	2,500	2,418
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2024	4,545	4,884
Various Purpose G.O. Bonds, 5.00% 2041	1,500	1,693
Various Purpose G.O. Bonds, 5.00% 2041	2,000	2,260
Various Purpose G.O. Ref. Bonds, 5.00% 2038	2,000	2,275
Veterans G.O. Bonds, Series CD, AMT, 4.60% 2032	9,750	9,976
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	1,000	1,301
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	1,000	1,180
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,806
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2035	1,000	1,153
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 4.875% 2025	1,025	1,057
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 11-1, 5.00% 2026	1,075	1,108
Irvine Public Facs. and Infrastructure Auth., Assessment Rev. Bonds, Series 2012-A, 4.50% 2025	650	670
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-A, ACA insured, 5.60% 2033	1,750	1,763
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	2,185	2,210
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,028
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,600	4,490
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2012-B, 0% 2034	1,250	463
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	5,900	8,196
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.25% 2026	650	669
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	1,820	1,846
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds, Series 2005, 5.20% 2036	2,850	2,896
Community Redev. Agcy. of the City of Moreno Valley, Tax Allocation Bonds, Series 2007-A, AMBAC insured, 5.00% 2038	6,270	6,395
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	3,505	3,730
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	10,724
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020	1,500	1,696
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021	1,500	1,673
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,000	2,109
Municipal Fin. Auth., Charter School Rev. Bonds (Partnerships to Uplift Communities Project), Series 2012-A, 5.25% 2042	850	870
Municipal Fin. Auth., Charter School Rev. Bonds (Partnerships to Uplift Communities Project), Series 2012-A, 5.30% 2047	520	532
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	500	486
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	2,100	1,976
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.00% 2028[1]	845	877
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2038[1]	750	776
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2048[1]	1,000	1,030
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,420	1,742
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039	2,000	2,478
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.25% 2040	1,000	1,157
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,600	1,651
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	1,031
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[1]	7,500	8,993
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	554
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	1,500	1,640
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	2,965	2,967
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	800	872
Newport-Mesa Unified School Dist. (County of Orange), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	1,349
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch),
Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	7,000	7,029
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,251
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2025	2,000	2,319
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	2,000	2,303
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.00% 2035	1,550	1,569
Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay) of the City of Oxnard, Special Tax Bonds,
Series 2005, 5.125% 2025	2,510	2,563
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.05% 2027	2,000	1,830
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2020	4,815	4,104
City of Pasadena, Certs. of Part. (Conference Center Project, Capital Appreciation Certificates),
Series 2006-A, AMBAC insured, 0% 2021	4,145	3,364
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.125% 2041	1,000	1,031
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-A, AMT, FGIC insured, 4.75% 2023	1,500	1,650
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	1,000	1,100
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project),
Series 2012 Plant Bonds, AMT, 5.00% 2045	11,000	11,469
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	620	690
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2032	810	896
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.25% 2029	2,315	2,388
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.50% 2033	1,500	1,547
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, J. Paul Leonard & Sutro Library),
Series 2009-J, 6.00% 2034	1,500	1,824
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
Various California State University Projects), Series 2011-B, 5.00% 2031	1,200	1,354
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	6,000	7,341
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,703
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	2,500	2,756
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2012, AMT, 5.00% 2032	2,000	2,218
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.25% 2035	1,200	1,222
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy.
Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.758% 2034[2]	5,000	4,422
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	1,000	1,109
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	3,000	3,295
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	1,000	1,015
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	12,750	15,621
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2024	1,000	1,203
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2038	5,000	5,634
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds,
Series 2009-E, 5.25% 2032	3,500	4,141
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2009-A, 4.90% 2029	3,000	3,431
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2011-F, AMT, 5.00% 2029	2,000	2,232
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project),
Series 2009-C, 6.50% 2039	1,450	1,684
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project),
Series 2011-C, 6.75% 2041	1,775	2,142
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2009-D, 6.625% 2039	2,500	2,796
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project),
Series 2011-D, 7.00% 2041	2,000	2,324
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects), Series 2009-A, 5.00% 2025	2,500	2,839
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds
(Mission Bay South Public Improvements), Series 2013-B, 3.00% 2020	400	397
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Bonds
(Mission Bay South Public Improvements), Series 2013-C, 0% 2043	5,000	841
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2027	500	539
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2029	1,300	1,390
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2031	1,140	1,209
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds
(Mission Bay South Public Improvements), Series 2013-A, 5.00% 2033	250	265
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	6,925	8,048
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.25% 2034	1,750	2,110
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.00% 2022	1,600	1,689
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project),
Series 2010-A-1, 5.50% 2035	1,000	1,037
Redev. Agcy. of the City of San Jose, Tax Allocation Bonds (Merged Area Redev. Project),
Series 2003, FGIC-National insured, 4.90% 2033	2,340	2,342
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-C, National insured, 3.75% 2028	11,175	10,223
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	5,000	1,932
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,829
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	995
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	6,070	3,265
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	6,000	2,958
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.75% 2040	3,000	3,365
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2026	1,000	1,031
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-A, 5.00% 2027	500	515
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds,
Series 2011-B, 5.875% 2038	650	670
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.00% 2042	1,125	1,266
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 4.875% 2016[1]	4,295	4,499
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds (Federally Tax Exempt), Series 2006, 5.00% 2020[1]	6,700	6,894
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.10% 2030	465	500
Community Facs. Dist. No. 2002-1, Saugus Union School Dist., Special Tax Bonds, Series 2003, 6.00% 2033	1,000	1,010
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 4.50% 2030	120	87
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,760
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	660	662
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[1]	3,000	3,148
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	4,000	4,191
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	3,000	3,278
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,000	1,068
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	8,000	9,004
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 5.625% 2032	1,000	1,068
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-B-2, 4.00% 2018	1,000	1,002
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,000	2,268
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	2,500	2,830
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2043	625	674
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	985	1,102
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	1,675	1,871
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 6.00% 2040	2,250	2,451
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	2,000	2,209
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,000	1,107
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2019	2,830	3,083
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2020	2,640	2,358
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2031	75	58
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.25% 2034	30	23
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,035	1,049
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	1,750	1,779
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	2,000	1,827
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	13,935	12,422
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	3,100	3,607
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2004-A, 5.375% 2034	2,500	2,562
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	2,500	2,844
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2024	1,165	1,294
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2028	700	763
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2035	1,000	1,068
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area), Series 2010, 5.00% 2040	450	477
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2037	140	145
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2032	1,250	1,303
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project),
Series 2011-A, 7.50% 2042	1,950	2,275
		451,504

COLORADO — 4.55%
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.80% 2017	1,015	987
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 4.95% 2022	3,240	2,821
Baptist Road Rural Transportation Auth. (Town of Monument and Unincorporated El Paso County),
Sales and Use Tax Rev. Bonds, Series 2007, 5.00% 2026	1,980	1,565
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,512
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[2]	2,000	1,592
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2022	1,500	1,808
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,177
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.25% 2032	18,000	18,334
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project),
Series 2007-A, AMT, 5.75% 2032	2,905	3,019
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.308% 2033[2]	4,740	4,217
E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	1,585	514
E-470 Public Highway Auth., Rev. Ref. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2037	10,125	2,902
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	1,000	1,114
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	1,000	1,100
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2024	3,880	4,269
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2042	10,845	11,687
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,399
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,150	1,246
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2017	1,485	1,583
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2018	2,095	2,217
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	13,500	13,914
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	2,000	2,143
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,702
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	4,000	4,348
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040	1,250	1,406
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030	350	400
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040	975	1,099
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/Tax Increment Supported Rev. Bonds,
Series 2003, 8.00% 2025	7,500	8,326
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2020	1,500	1,689
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.40% 2031	4,200	4,213
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,553
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,700	1,971
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	17,278
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.25% 2034	430	422
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	2,250	2,219
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	3,225	3,272
Traditions Metropolitan Dist. No. 2 (City of Aurora), G.O. (Limited Tax Convertible to Unlimited Tax) Bonds,
Series 2006, 5.75% 2036	1,190	1,166
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2029	25	24
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	1,980	1,798
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Ref. Bonds, Series 2006-B, 0%/9.50% 2040[3]	2,220	1,377
		139,383

CONNECTICUT — 0.92%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	1,250	1,381
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	4,500	4,906
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-B, 6.125% 2014	1,065	1,067
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,350	3,355
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	8,500	8,503
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.00% 2016	3,870	3,876
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2021	3,000	3,004
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2031	2,000	2,002
		28,094

DELAWARE — 0.02%
Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	670	702

DISTRICT OF COLUMBIA — 0.51%
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue), Series 2007, National insured, 5.00% 2029	1,000	1,105
Dulles Toll Road, Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds,
Series 2010-B, 0%/6.50% 2044[3]	5,000	4,427
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2023	5,000	5,951
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2029	2,500	2,882
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	1,175	1,277
		15,642

FLORIDA — 9.19%
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the
University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	614
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the
University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,439
Alachua County Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the
University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,823
Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project),
Series 2008-D-2, 6.75% 2030	900	1,052
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	1,000	1,010
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 4.875% 2015	700	713
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,717
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,681
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	2,475	2,437
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	5,000	5,935
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2019	5,000	5,870
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	2,500	2,954
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2021	8,500	10,045
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	5,250	6,011
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	1,765	1,805
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Ref. Bonds (Multi-County Program),
Series 2006-A, AMT, 4.80% 2038	3,655	3,738
Escambia County, Environmental Improvement Rev. Ref. Bonds, Series 2006-B, AMT, 5.00% 2026	1,000	1,003
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	7,355	6,620
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014[4]	10,260	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	40,185	5,829
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2027	1,000	1,139
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	2,220	2,652
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,235	1,397
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2031	1,320	1,485
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,995	4,089
Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	1,145	1,048
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. and Ref. Bonds (Nova Southeastern University Project),
Series 2012-A, 5.00% 2032	1,000	1,086
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2018 (preref. 2015)	250	281
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2018 (preref. 2016)	100	117
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023 (preref. 2016)	70	82
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.125% 2023	930	1,050
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2020	3,485	3,813
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2022	1,940	2,095
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	2,000	2,141
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[1]	4,565	5,045
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	650	638
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011[4]	110	82
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 5.60% 2037[4]	875	578
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2005-B, 4.875% 2010[4]	2,585	1,713
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 4.875% 2010[4]	755	477
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036[4]	2,190	1,677
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-A, 5.30% 2038[4]	1,970	674
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds, Series 2006-B, 5.00% 2011[4]	7,420	2,538
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	895	778
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	2,990	2,375
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 6.77% 2020	2,645	2,557
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	3,000	3,020
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,250	2,266
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	2,921
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	3,455	3,737
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	3,000	3,124
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	13,425	13,597
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Cypress Cove at Healthpark Florida, Inc. Project),
Series 2012, 5.75% 2042	4,155	4,185
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	2,130
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	11,182
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,118
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2016	4,535	4,952
Magnolia Creek Community Dev. Dist. (City of Freeport), Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 2014[4]	4,255	1,490
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	3,090	3,646
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds (Munroe Regional Health System),
Series 2007, 5.00% 2022	2,110	2,340
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2000-A, 7.65% 2032	2,630	2,632
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2002, 6.625% 2032	4,340	3,871
Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	6,000	6,677
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	1,035	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-1, 0%/6.00% 2036[3]	160	134
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-2, 0%/6.25% 2038[3]	305	247
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-B, 0%/6.81% 2020[3]	405	365
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2021	1,000	1,131
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2022	1,750	1,977
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2023	2,250	2,518
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2029	750	828
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,222
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	2,000	2,190
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	2,500	2,978
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2023	2,000	2,329
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	5,000	5,784
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	1,000	1,174
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	2,000	2,195
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.50% 2036	2,000	2,305
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	1,000	1,179
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	2,370	2,337
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mayflower Retirement Center, Inc. Project),
Series 2012, 5.00% 2036	250	265
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	7,500	8,604
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	1,500	1,650
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	1,085	1,193
Palm Coast Park Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds,
Series 2006, 5.70% 2037	3,500	2,432
Town Center at Palm Coast Community Dev. Dist. (City of Palm Coast, Flagler County), Capital Improvement Rev. Bonds,
Series 2005, 6.00% 2036	2,740	2,285
Parklands Lee Community Dev. Dist., Special Assessment Ref. Bonds, Series 2011-A, 5.80% 2035	485	495
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010[4]	920	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011[4]	1,385	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	405	421
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	5,205	1,919
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund — Intermodal Program),
Series 2011-B, AMT, 5.375% 2029	1,000	1,177
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.125% 2027	2,000	2,318
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013	1,320	1,051
St. Johns County Industrial Dev. Auth., First Mortgage Rev. Bonds (Presbyterian Retirement Communities Project),
Series 2004-A, 5.625% 2034	2,500	2,590
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.875% 2040	3,625	4,068
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 6.00% 2045	1,600	1,808
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2017	1,540	1,602
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project), Series 2007, 5.00% 2027	4,230	4,346
Seminole Tribe of Florida, Series A, 5.25% 2027[1]	10,000	10,716
Seminole Tribe of Florida, Series A, 5.50% 2024[1]	1,500	1,633
Seminole Tribe of Florida, Series A, 5.75% 2022[1]	1,130	1,250
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013	2,035	1,620
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project),
Series 2012-A, 3.125% 2024	1,650	1,633
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project),
Series 2012-A, 5.00% 2023	1,600	1,892
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,345	1,335
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-A, 5.55% 2036	5,520	5,129
Tuscany Reserve Community Dev. Dist., Collier County, Capital Improvement Rev. Bonds, Series 2005-B, 5.25% 2016	1,120	1,118
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds, Series 2004, 6.00% 2020	750	752
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds, Series 2007-A, 6.60% 2039	1,615	1,376
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 2036	5,940	2,855
		281,217

GEORGIA — 3.09%
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	2,240	1,612
City of Atlanta, Airport General Rev. Bonds, Series 2012-C, AMT, 5.00% 2037	1,000	1,117
City of Atlanta, Airport General Rev. Bonds, Series 2012-C, AMT, 5.00% 2042	2,000	2,213
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2011-B, AMT, 5.00% 2027	2,000	2,281
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031	5,000	6,118
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	3,500	4,268
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	2,000	2,373
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	3,000	3,268
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,200	3,337
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	6,284
Dev. Auth. of Clayton County, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2009-B, AMT, 9.00% 2035	6,000	6,717
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.00% 2030	5,250	6,231
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.125% 2040	2,750	3,238
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.00% 2029	1,850	2,162
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds (GGC Foundation, LLC Project),
Series 2009, 6.125% 2040	5,000	5,816
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	4,095	4,029
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029	710	823
Gainesville and Hall County Dev. Auth., Retirement Community Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.625% 2039	1,350	1,560
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	1,500	1,537
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	1,000	1,006
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2037	2,500	2,434
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates
(Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	2,000	2,188
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project), Series 2008, 6.00% 2034	6,500	7,551
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	3,500	3,925
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,195
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,217
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2028	1,395	1,678
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	3,750	3,839
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,375	1,387
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds
(Georgia College & State University Foundation Property V, LLC Project), Series 2007, AMBAC insured, 0.856% 2033[2]	1,500	1,255
Dev. Auth. of Richmond County, Environmental Improvement Rev. Ref. Bonds, Series 2002-A, AMT, 6.00% 2025	2,000	2,007
		94,666

GUAM — 0.19%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,014
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	500	564
Government of Guam, Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,000	2,242
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,164
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	625	709
		5,693

HAWAII — 0.20%
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 8.75% 2029	1,000	1,208
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044	3,250	3,928
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.75% 2040	1,000	1,130
		6,266

IDAHO — 0.16%
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1999-B-2, AMT, 5.00% 2013	10	10
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-E, Class III, AMT, 5.30% 2022	275	283
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-B, Class III, AMT, 5.10% 2023	405	406
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	360	362
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	685	690
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2004-A, Class III, AMT, 4.75% 2024	490	496
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2005-C, Class III, AMT, 4.80% 2026	565	578
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	1,205	1,240
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 1999-D-3, AMT, 5.15% 2013	15	15
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 1999-G, AMT, 5.75% 2014	15	15
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 2001-B, Class III, AMT, 5.75% 2020	395	398
Housing and Fin. Assn., Single-family Mortgage Rev. Ref. Bonds, Series 2002-C, Class III, AMT, 5.50% 2021	365	369
		4,862

ILLINOIS — 6.86%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 5.90% 2027	6,000	5,592
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	513	513
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2040	2,000	2,294
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	3,000	3,539
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 3.00% 2019	3,500	3,726
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	3,500	3,966
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2023	2,000	2,322
City of Chicago, O’Hare International Airport, Special Fac. Rev. Ref. Bonds (American Airlines, Inc. Project),
Series 2007, 5.50% 2030[4]	16,500	15,496
County of Cook, G.O. Ref. Bonds, Series 2010-A, 5.25% 2022	1,250	1,499
County of Cook, G.O. Ref. Bonds, Series 2012-C, 5.00% 2024	2,000	2,378
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	2,500	3,135
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.40% 2016	432	438
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project),
Series 2006, 5.625% 2036	4,900	4,921
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,750	1,880
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	1,000	1,051
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2036	4,000	4,126
Fin. Auth., Recovery Zone Fac. Rev. Bonds (Navistar International Corp. Project), Series 2010, 6.50% 2040	1,500	1,615
Fin. Auth., Rev. Bonds (Admiral at the Lake Project), Series 2010-D-3, 6.00% 2017	1,355	1,357
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	6,000	6,690
Health Facs. Auth., Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2002, 6.25% 2017	1,665	1,672
Fin. Auth., Rev. Bonds (Ingalls Health System), Series 2013, 5.00% 2043	2,000	2,135
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.625% 2042	4,200	4,391
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.75% 2046	2,500	2,628
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	2,000	2,059
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[4]	1,575	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[4]	3,325	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	2,100	—
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2027	8,550	8,814
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2007-A, 5.50% 2037	4,025	4,107
Health Facs. Auth., Rev. Bonds (Franciscan Communities, Inc. — Marian Village Project), Series 2003-E-3, 6.375% 2037	955	955
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2017	1,020	1,083
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	1,000	1,027
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	7,060
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	1,500	1,658
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	1,000	1,106
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	9,055	10,509
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	9,800	12,534
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	2,250	2,593
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	1,500	1,526
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	4,200	4,610
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	3,000	3,456
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 7.00% 2043	6,765	8,022
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. — Northern Illinois University Project),
Series 2011, 6.875% 2043	11,500	13,910
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	2,970	3,143
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	5,000	5,334
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	2,875	3,183
G.O. Bonds, Series of March 2012, 5.00% 2025	2,000	2,254
G.O. Bonds, Series of March 2012, 5.00% 2037	1,500	1,626
G.O. Ref. Bonds, Series of May 2012, 5.00% 2021	3,000	3,473
G.O. Ref. Bonds, Series of May 2012, 5.00% 2024	1,500	1,707
G.O. Ref. Bonds, Series of May 2012, 5.00% 2025	1,500	1,696
Village of Hampshire (Kane County), Special Service Area Number 13, Special Tax Bonds (Tuscany Woods Project),
Series 2007, 5.75% 2037[4]	4,966	2,225
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.20% 2015	845	877
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.80% 2032	1,000	1,037
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	664	660
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,804	1,837
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[4]	1,900	323
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040[4]	5,000	850
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds,
Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	15,000	3,536
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds,
Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	7,000	1,569
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds,
Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	10,000	2,011
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	879	882
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	5,000	5,959
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	3,000	3,403
		209,978

INDIANA — 1.96%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2028	2,055	1,746
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2032	1,000	820
Hospital Auth. of Delaware County, Hospital Rev. Bonds (Cardinal Health System Obligated Group),
Series 2006, 5.00% 2024	440	471
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	7,000	8,180
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	4,000	4,418
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	1,000	1,103
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	3,800	4,066
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	9,175	9,780
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	4,000	4,366
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	7,750	8,481
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project),
Series 1995-A, AMT, 6.50% 2031[4]	3,500	140
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2022	2,500	2,777
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2023	2,500	2,758
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,126
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	1,000	1,179
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2021	1,375	1,450
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.70% 2037	6,000	6,229
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	1,000	1,037
		60,127

IOWA — 0.27%
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2037	2,500	2,656
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project),
Series 2007-A, 6.75% 2042	5,000	5,307
Fin. Auth., Single-family Mortgage Bonds, Series 2006-E, AMT, 5.50% 2036	155	161
		8,124

KANSAS — 0.47%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	2,056
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	285
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	844
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2017	1,200	1,285
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	6,250	6,394
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	2,562	2,372
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	985	1,010
		14,246

KENTUCKY — 0.45%
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.375% 2024	2,000	2,300
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.625% 2027	2,000	2,322
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 5.75% 2028	2,500	2,794
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,114
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	2,000	2,202
Econ. Dev. Fin. Auth., Rev. Bonds (Masonic Home Independent Living II, Inc. — Miralea Project), 5.25% 2017	500	501
Louisville/Jefferson County Metro Government, Health Facs. Rev. Ref. Bonds
(Jewish Hospital & St. Mary’s HealthCare, Inc. Project), Series 2008, 6.125% 2037 (preref. 2018)	2,005	2,525
		13,758

LOUISIANA — 2.01%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	2,000	2,222
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds (West Jefferson Medical Center),
Series 2011-A, 6.00% 2039	2,000	2,258
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2007, 6.75% 2032	9,500	10,817
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2009-A, 6.50% 2029	4,400	5,264
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2010-A-1, 6.50% 2035	5,500	6,529
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects),
Series 2010-A-2, 6.50% 2035	4,500	5,302
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	2,245	2,646
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	1,500	1,718
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	3,000	3,165
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	500	530
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,340
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	6,086
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	3,500	3,746
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	8,680	8,854
		61,477

MAINE — 0.49%
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center), 5.00% 2043	1,500	1,606
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	4,000	4,913
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	5,350	6,510
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	1,500	1,852
		14,881

MARYLAND — 1.23%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	2,616	2,645
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	1,171	1,182
Econ. Dev. Corp., Student Housing Rev. Bonds (Frostburg State University Project), Series 2002-A, 6.00% 2024	5,000	5,031
Econ. Dev. Corp., Student Housing Rev. Bonds (Frostburg State University Project), Series 2002-A, 6.25% 2033	5,000	5,033
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2037	500	528
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.80% 2038	1,000	1,093
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects), Series 2008, 5.875% 2043	1,000	1,084
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,335	3,697
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	7,000	7,128
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-B, 5.25% 2028	500	412
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 4.70% 2015	1,450	1,505
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	7,250	7,419
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,000	1,001
		37,758

MASSACHUSETTS — 1.53%
Dev. Fin. Agcy, Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	3,190	3,900
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,624
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 2042	11,500	11,835
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2029	1,000	1,125
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2031	500	559
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,400	1,480
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Series 1999, 5.625% 2019	720	720
Dev. Fin. Agcy., Rev. Bonds (Eastern Nazarene College Issue), Series 1999, 5.625% 2029	4,150	4,150
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	712	638
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,760	1,404
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	2,115	1,596
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	1,418	1,042
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	320	202
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,591	9
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041	1,000	1,135
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	3,265	3,474
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.75% 2039	2,000	940
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.875% 2044	1,000	470
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-B-2, 6.25% 2014	290	171
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue E, Series 2007, AMT, AMBAC insured, 4.70% 2027	1,250	1,285
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	2,035
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	1,000	1,116
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	1,500	1,768
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,165
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2037	1,000	1,129
		46,972

MICHIGAN — 4.90%
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	2,500	2,616
Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.125% 2043	5,000	5,259
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Ref. Bonds, Series 2012-A, 5.25% 2039	2,850	3,110
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	12,650	13,700
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2025	1,415	1,650
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	1,000	1,159
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	1,000	1,190
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2019	900	1,046
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2020	1,450	1,692
Fin. Auth., Hospital Rev. and Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,248
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,250	1,395
City of Flint, Hospital Building Auth., Rev. Ref. Rental Bonds (Hurley Medical Center), Series 2010, 6.00% 2020	3,935	3,976
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2018	985	987
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 1998-B, 5.375% 2028	2,750	2,752
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,500	1,763
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	2,063
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	3,000	3,124
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039	5,500	6,301
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	1,000	1,138
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group),
Series 2012, 5.125% 2032	1,000	1,014
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group),
Series 2012, 5.375% 2041	1,250	1,267
Econ. Dev. Corp. of the City of Kentwood, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group),
Series 2012, 5.625% 2041	4,000	4,197
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.375% 2026	1,250	1,348
County of Monroe Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Mercy Memorial Hospital Corp. Obligated Group),
Series 2006, 5.50% 2035	995	1,068
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	4,000	5,123
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2030	2,700	2,883
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	1,000	1,205
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	1,800	2,209
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2048	28,355	27,107
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds,
Series 2008-A, 6.875% 2042	5,440	5,669
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2005, AMT, National insured, 5.00% 2034	9,000	9,328
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,143
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2022	2,220	2,683
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-B, AMT, 5.00% 2037	3,085	3,364
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-A, AMT, 5.00% 2018	2,000	2,342
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2020	5,000	5,933
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-A, AMT, 5.00% 2022	2,000	2,345
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-D, AMT, 5.00% 2028	12,000	13,598
		149,995

MINNESOTA — 0.13%
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2009-B, AMT, 5.00% 2022	2,000	2,312
City of Wayzata, Senior Housing Entrance Deposit Rev. Bonds (Folkestone Senior Living Community),
Series 2012-B, 4.875% 2019	1,800	1,821
		4,133

MISSISSIPPI — 0.49%
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Baptist Memorial Health Care), Series 2004-B-1, 5.00% 2024	1,500	1,588
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2026	4,500	4,863
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	7,600	8,425
		14,876

MISSOURI — 1.87%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2019	1,885	2,026
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	865	883
Hawk Ridge Transportation Dev. Dist. (Lake St. Louis), Transportation Sales Tax Rev. Bonds, Series 2006-A, 4.65% 2017	1,395	1,274
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2010, 5.50% 2042	2,000	2,149
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2011, 6.00% 2041	1,000	1,129
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	3,000	3,061
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2026	7,950	8,126
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.125% 2032	3,500	3,561
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,000	2,366
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	4,000	4,798
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2027	3,275	4,068
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2028	1,000	1,248
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2029	1,000	1,250
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	5,490	6,125
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,809
State Environmental Improvement and Energy Resources Auth., Water Facs. Rev. Ref. Bonds
(Missouri-American Water Co. Project), Series 2006, AMT, AMBAC insured, 4.60% 2036	10,000	10,127
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road),
Series 2002, 7.20% 2033	3,300	3,310
		57,310

MONTANA — 0.24%
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.00% 2025	2,250	2,352
Fac. Fin. Auth., Senior Living Rev. Ref. Bonds (St. John’s Lutheran Ministries Project), Series 2006-A, 6.125% 2036	4,850	5,019
		7,371

NEBRASKA — 0.29%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	4,250	4,666
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	3,500	3,900
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	185	188
		8,754

NEVADA — 2.22%
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2027	4,000	4,326
Clark County, Airport System Rev. Bonds, Series 2011-A-1, AMT, AMBAC insured, 5.00% 2026	2,000	2,170
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	6,000	6,511
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	1,000	1,080
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2025	2,000	2,149
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2022	3,000	3,684
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	995	907
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2020	1,560	1,702
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2021	1,675	1,823
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.25% 2031	2,000	2,126
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2018	1,115	1,056
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.00% 2019	1,390	1,304
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 5.125% 2025	3,475	3,000
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2014	690	710
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2017	955	984
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.00% 2015	2,285	1,923
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.00% 2016	1,295	1,027
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.25% 2026	2,485	1,401
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada), Limited Obligation Improvement Bonds, 5.30% 2035	8,440	4,670
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.75% 2013	455	458
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds,
Series 1999-A, 5.90% 2018	945	949
City of Las Vegas Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030	6,000	6,887
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds, Series 2004, 5.75% 2016	2,040	2,107
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.25% 2037	5,000	5,261
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,555
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-C, 5.40% 2027	7,800	4,291
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	1,080	1,116
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.50% 2020	1,585	1,690
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina),
Limited Obligation Improvement Bonds, 6.75% 2027	1,000	1,042
		67,909

NEW HAMPSHIRE — 0.35%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	2,445	2,759
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,985
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-B-2, 5.30% 2017	1,000	1,003
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	2,000	2,151
Health and Educational Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue),
Series 2007-A, 5.00% 2027	1,715	1,842
		10,740

NEW JERSEY — 3.23%
Econ. Dev. Auth., Energy Fac. Rev. Bonds (ACR Energy Partners, LLC Project), Series 2011-A, AMT, 10.50% 2032[1]	13,000	14,327
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	5,750	6,030
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	2,500	2,626
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2026	2,435	2,544
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.), Series 2006, 5.25% 2036	500	515
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	2,500	2,807
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	310	321
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2011-GG, 5.00% 2022	2,500	2,982
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 4.875% 2019	1,000	1,025
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	4,500	4,636
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	15,000	15,339
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,647
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref. Bonds (Waste Management, Inc. Project),
AMT, 2.50% 2029 (put 2017)	500	499
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	500	568
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	1,000	1,132
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2024	1,000	1,170
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Chilton Memorial Hospital Issue), Series 2009, 5.75% 2039	860	970
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Kennedy Health System Obligated Group Issue),
Series 2012, 5.00% 2037	500	556
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (Kennedy Health System Obligated Group Issue),
Series 2012, 5.00% 2042	1,500	1,657
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue),
Series 2011, 6.00% 2026	2,000	2,314
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue),
Series 2011, 6.25% 2035	3,000	3,468
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,000	1,236
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2011-A-1, AMT, 0.611% 2020[2]	1,745	1,740
North Hudson Sewerage Auth., Gross Rev. Ref. Lease Certificates, Series 2012-A, 5.00% 2042	2,000	2,252
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	17,250	15,674
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2030	10,000	4,787
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds), Series 2010-A, 0% 2040	2,000	537
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2010-D, 5.00% 2024	2,000	2,466
		98,825

NEW MEXICO — 0.52%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III),
Series 2001-A, 8.375% 2021	1,405	1,413
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II),
Series 2001-B, 8.875% 2021	3,590	3,617
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	1,000	1,023
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	3,000	3,011
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	870	907
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	430	456
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	490	521
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	1,000	1,058
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	3,500	3,767
		15,773

NEW YORK — 3.18%
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	600	679
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 5.00% 2032	4,500	5,078
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,590	1,883
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2008, 6.25% 2037	1,120	1,242
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-B, 3.00% 2029 (put 2013)	1,000	1,006
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	2,500	2,833
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	5,500	6,574
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	2,500	2,809
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,188
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	3,000	3,343
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	12,500	14,888
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2013-A, 5.00% 2038	1,000	1,141
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project),
Series 2012, 5.00% 2037	500	543
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds (Winthrop-University Hospital Association Project),
Series 2012, 5.00% 2042	1,550	1,669
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2006-C, AMT, 5.00% 2026	1,250	1,303
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.05% 2022	1,500	1,613
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.125% 2032	1,000	1,054
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 5.15% 2037	500	534
New York City Industrial Dev. Agcy., Airport Facs. Rev. and Ref. Bonds (TrIPs Obligated Group),
Series 2012-A, AMT, 5.00% 2028	2,000	2,136
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 7.625% 2025[4]	8,700	10,016
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds
(American Airlines, Inc. John F. Kennedy International Airport Project), Series 2005, AMT, 8.00% 2028[4]	2,000	2,309
New York City Industrial Dev. Agcy., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2020	2,000	2,166
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	750	876
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,140
Niagara Area Dev. Corp. (New York), Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project),
Series 2012-A, AMT, 5.25% 2042	2,750	2,842
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042	2,500	2,574
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	3,158
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	6,555
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[1]	1,685	1,742
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[1]	2,875	3,025
Suffolk County Industrial Dev. Agcy., Industrial Dev. Rev. Bonds (KeySpan-Port Jefferson Energy Center, LLC Project),
Series 2003-A, AMT, 5.25% 2027	8,220	8,329
TSASC, Inc., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2006-1, 5.125% 2042	1,225	1,067
		97,315

NORTH CAROLINA — 0.31%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,000	1,361
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging),
Series 2012-A, 4.75% 2032	3,800	3,846
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging),
Series 2012-A, 5.00% 2037	2,000	2,034
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	2,230	2,356
		9,597

OHIO — 3.92%
Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project), Series 2009-A, 5.70% 2020	2,500	3,013
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	8,580	10,067
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	1,500	1,531
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System),
Series 2012, 5.00% 2031	4,000	4,287
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2033	3,315	3,802
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	18,170	16,662
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2047	13,710	12,399
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 6.50% 2047	6,000	5,862
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	4,750	5,259
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	1,000	1,135
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project),
Series 2007-A, 6.00% 2038	1,000	1,043
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2031	4,000	4,273
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	4,168
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,267
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,150
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,629
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,129
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,123
County of Cuyahoga, Health Care Facs. Rev. Bonds (Franciscan Communities, Inc. — Mount Alverna Project),
Series 2004-D, 6.50% 2034	1,315	1,396
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project),
Series 2010-A, 5.625% 2026	1,600	1,795
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project),
Series 2012-A, 8.00% 2042	11,000	12,433
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	2,500	2,708
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046	1,000	1,138
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2016	1,685	1,827
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2037	4,370	4,472
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center),
Series 2004-J, FGIC-National insured, 5.25% 2034	2,250	2,296
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,000	2,105
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	1,000	1,133
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	570	601
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2005-A, AMT, 4.30% 2015	50	52
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	2,000	2,244
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds
(Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	4,700	5,126
		120,125

OKLAHOMA — 0.50%
Fort Sill Apache Ok Tribe Gaming Enterprise, Econ. Dev. Auth., Series 2011-A, 8.50% 2026[1]	6,500	7,199
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2008-A, AMT, 6.80% 2038	1,090	1,187
Oklahoma County Fin. Auth., Rev. and Ref. Bonds (Epworth Villa Project), Series 2012-A, 5.00% 2033	1,100	1,120
Oklahoma County Fin. Auth., Rev. and Ref. Bonds (Epworth Villa Project), Series 2012-A, 5.125% 2042	4,260	4,320
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,498
		15,324

OREGON — 0.40%
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	8,165	7,709
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2028	4,000	4,521
		12,230

PENNSYLVANIA — 3.85%
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2025	2,705	3,070
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2026	2,000	2,250
Allegheny County Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2028	500	557
Allegheny County Airport Auth., Airport Rev. Ref. Bonds (Pittsburgh International Airport),
Series 2002-B, AMT, FGIC insured, 5.00% 2017	2,500	2,779
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.30% 2014	275	278
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	6,815	6,871
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	6,850	6,885
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2023	2,420	2,822
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Bonds (Allegheny Energy Supply Co., LLC Project), Series 2009, 7.00% 2039	5,500	6,611
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.75% 2028	2,500	2,747
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.875% 2038	3,200	3,517
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	1,000	1,103
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2010, 6.00% 2043	3,500	3,977
Higher Educational Facs. Auth., Rev. Bonds (Foundation for Indiana University of Pennsylvania
Student Housing Project at Indiana University of Pennsylvania), Series 2007-A, XLCA insured, 0.856% 2039[2]	2,000	1,480
Higher Educational Facs. Auth., Rev. Ref. Bonds (Foundation for Indiana University of Pennsylvania
Student Housing Project at Indiana University of Pennsylvania), Series 2012-B, 5.00% 2041	2,200	2,371
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,000	4,705
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,110
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	2,000	2,179
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	2,370	2,522
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	5,890	6,203
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041	1,500	1,773
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	220	226
Lehigh County General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network),
Series 2012-B, 4.00% 2043	1,000	1,018
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	1,500	1,662
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	1,000	1,023
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.125% 2028	2,000	2,040
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.25% 2035	2,000	2,035
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036	2,000	2,143
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029	725	848
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2022	2,610	2,795
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	700	793
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	4,200	4,712
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	3,113
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,295	13,465
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	1,000	1,030
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	4,000	4,401
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	2,500	2,711
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.70% 2017[2]	1,000	1,000
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	5,460	5,617
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.50% 2015	1,200	1,252
		117,694

PUERTO RICO — 0.57%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.125% 2037	1,500	1,451
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	4,300	4,246
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds
(Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	4,150	4,651
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	500	514
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 0% 2033	1,000	317
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	5,000	1,103
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2044	8,000	1,413
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-A-1, 5.00% 2043	3,500	3,654
		17,349

SOUTH CAROLINA — 0.68%
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	1,515	1,585
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	2,000	2,018
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	2,015	2,019
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	6,000	6,872
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	1,800	1,659
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.30% 2035	4,000	3,520
Richland County, Environmental Improvement Rev. Ref. Bonds, Series A, AMT, 6.10% 2023	960	977
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	2,000	2,166
		20,816

SOUTH DAKOTA — 0.10%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2012-E, 5.00% 2042	1,000	1,100
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,750	1,894
		2,994

TENNESSEE — 0.97%
Health, Educational and Housing Fac. Board of the City of Chattanooga, Rev. Ref. Bonds (CDFI Phase I, LLC Project),
Series 2005-A, 5.00% 2015	1,180	1,232
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	2,500	2,806
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Ref. and
Improvement Bonds (Blakeford at Green Hills), Series 2012, 5.00% 2032	1,350	1,456
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	2,000	2,374
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	3,014
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	2,068
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,179
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2025	1,000	1,173
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,887
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,249
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Village at Germantown), Series 2012, 5.25% 2042	1,845	1,862
Health, Educational and Housing Fac. Board of the County of Shelby, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Village at Germantown), Series 2012, 5.375% 2047	1,735	1,756
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	6,730	7,573
		29,629

TEXAS — 8.13%
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project),
Series 2002-A-3, AMT, 5.125% 2033	5,000	5,357
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project),
Series 2002-A-4, AMT, 5.95% 2033	13,220	15,099
Brazos River Auth., Pollution Control Rev. Bonds (TXU Energy Company LLC Project), Series 2006, AMT, 5.00% 2041	5,005	527
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Company Project),
Series 1999-A, AMT, 7.70% 2033	5,020	829
Brazos River Auth., Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Company Project),
Series 1999-C, AMT, 7.70% 2032	2,700	446
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Company Project), Series 2001-A, AMT, 8.25% 2030	7,000	1,253
Brazos River Auth., Pollution Control Rev. Ref. Bonds (TXU Energy Company LLC Project),
Series 2003-B, AMT, 6.30% 2032	1,700	208
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	3,000	3,508
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	2,200	2,602
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	2,500	2,904
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project), Series 2006-A, 5.625% 2026	1,000	1,030
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	1,150	1,161
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2037	1,850	1,828
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2013-A, 4.35% 2042	1,200	1,205
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2012-D, AMT, 5.00% 2042	10,500	11,353
Dallas-Fort Worth International Airport Fac. Improvement Corp., American Airlines, Inc. Rev. Bonds,
Series 1999, AMT, 6.375% 2035[4]	27,250	23,541
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-A, 4.75% 2038	8,225	8,517
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-B, 4.75% 2042	5,000	5,157
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project),
Series 1995, AMT, 4.875% 2025	6,000	6,127
Gulf Coast Waste Disposal Auth., Solid Waste Disposal Rev. Bonds
(Waste Management of Texas, Inc. Travis County Project), Series 2003-C, AMT, 5.20% 2028	1,500	1,600
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035	3,500	4,368
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project),
Series 2006, 5.00% 2023	3,500	3,911
Hidalgo County Health Services Corp., Hospital Rev. Ref. Bonds (Mission Hospital, Inc. Project), Series 2008, 5.00% 2026	1,000	1,044
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	710	754
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	3,000	3,390
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2021	3,000	3,011
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal E Project),
Series 2001, AMT, 6.75% 2029	13,100	13,154
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects),
Series 2011, AMT, 6.50% 2030	9,300	10,367
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects),
Series 2011, AMT, 6.625% 2038	3,000	3,344
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.375% 2044	1,000	1,174
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds
(Southwest Airlines Co. — Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	3,006
Lubbock Educational Facs. Auth., Inc., Rev. Ref. and Improvement Bonds (Lubbock Christian University),
Series 2007, 5.125% 2027	1,000	1,077
Lubbock Educational Facs. Auth., Inc., Rev. Ref. and Improvement Bonds (Lubbock Christian University),
Series 2007, 5.25% 2037	500	535
Matagorda County Navigation Dist. Number One, Rev. Ref. Bonds (Houston Lighting & Power Co. Project),
Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	3,961
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-B, 5.125% 2026	780	787
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2016	1,000	1,112
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2018	2,000	2,304
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	5,000	5,571
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,630
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2032	1,500	1,626
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	2,000	2,291
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	1,000	1,196
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, Assured Guaranty insured, 0% 2028	920	512
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	4,000	4,467
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	6,000	6,666
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	3,000	3,562
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,785
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	5,000	5,584
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Project), Series 2010, 7.00% 2040	2,000	2,439
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	5,000	5,995
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2019	3,000	3,495
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,167
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2025	2,000	2,359
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,580
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,825	3,373
Sanger Texas Industrial Dev. Corp, Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project),
Series 2012-B, AMT, 8.00% 2038	14,250	15,311
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2019	1,370	1,575
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-A, 8.00% 2028	1,000	1,122
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Stayton at Museum Way Project),
Series 2009-A, 8.25% 2044	1,750	1,956
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,997
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	1,000	1,053
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2026	2,200	2,355
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020 (preref. 2015)	1,660	1,844
Transportation Commission, Central Texas Turnpike System, Rev. Ref. Bonds, Series 2012-A, 5.00% 2041	4,000	4,423
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	145	149
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	2,120	2,162
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	3,000	3,611
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	3,750	4,476
		248,883

UTAH — 0.23%
Housing Corp., Single-family Mortgage Bonds, Series 2001-E-1, Class III, AMT, 5.20% 2018	460	461
Housing Corp., Single-family Mortgage Bonds, Series 2001-F-1, Class III, AMT, 4.95% 2018	500	503
Housing Corp., Single-family Mortgage Bonds, Series 2002-A-1, Class III, AMT, 5.30% 2018	225	226
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	805	815
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	365	366
Housing Corp., Single-family Mortgage Bonds, Series 2002-F-1, Class III, AMT, 4.625% 2019	425	428
Housing Corp., Single-family Mortgage Bonds, Series 2002-G-2, Class III, AMT, 4.875% 2019	450	461
Housing Corp., Single-family Mortgage Bonds, Series 2003-B-2, Class III, AMT, 4.85% 2024	610	611
Housing Corp., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 5.00% 2025	370	370
Housing Corp., Single-family Mortgage Bonds, Series 2007-B-1, Class III, AMT, 4.85% 2027	885	918
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	375	376
Housing Corp., Single-family Mortgage Rev. Ref. Bonds, Series 2004-H-1, Class III, AMT, 4.75% 2027	365	371
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,150	1,228
		7,134

VERMONT — 0.15%
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 1.808% 2022[2]	4,575	4,591

VIRGINIA — 1.66%
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds (Capital Appreciation Bonds),
Series 2012-B, 0%/4.875% 2040[3]	2,000	1,220
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	4,525	4,837
Fairfax County Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Vinson Hall, LLC), Series 2013-A, 5.00% 2042	2,300	2,321
Fairfax County Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Vinson Hall, LLC), Series 2013-A, 5.00% 2047	1,850	1,859
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,000	1,044
Celebrate Virginia South Community Dev. Auth., City of Fredericksburg, Special Assessment Rev. Bonds
(Celebrate Virginia South Project), Series 2006, 6.25% 2037[4]	4,582	2,750
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2042	2,000	2,009
Econ Dev. Auth. of Hanover County, Residential Care Fac. Rev. Ref. Bonds (Covenant Woods),
Series 2012-A, 5.00% 2047	1,000	1,001
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2020	365	407
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2025	385	417
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	645	646
Mosaic Dist. Community Dev. Auth. (Fairfax County), Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,406
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	3,550	3,802
Route 460 Funding Corp., Toll Road Rev. Bonds, (Capital Appreciation Bonds) Series 2012-B, 0% 2028	1,000	511
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2034	1,000	1,043
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2040	5,000	5,197
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	6,940	7,626
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	9,500	10,405
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 6.00% 2037	2,000	2,306
		50,807

VIRGIN ISLANDS — 0.80%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,938
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	500	543
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032[5]	3,500	3,850
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,257
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,435
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,142
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,530	3,902
Public Fin. Auth., Rev. Ref. Bonds (Virgin Island Matching Fund Loan Notes), 4.00% 2022	2,000	2,109
Public Fin. Auth., Rev. Ref. Bonds (Virgin Island Matching Fund Loan Notes), 5.00% 2032	4,000	4,400
		24,576

WASHINGTON — 0.74%
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042	3,250	3,415
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	8,000	8,823
Housing Fin. Commission, Single-family Program Bonds, Series 2007-2A, AMT, 4.50% 2021	4,730	4,982
Industrial Dev. Corp. of the Port of Seattle, Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project),
Series 2012, AMT, 5.00% 2030	4,275	4,323
Port of Seattle, Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2024	1,000	1,146
		22,689

WEST VIRGINIA — 0.17%
County Commission of Harrison County, Solid Waste Disposal Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	5,000	5,310

WISCONSIN — 0.79%
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	1,500	1,835
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026	1,000	1,135
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	2,000	2,230
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.), Series 2006, 5.00% 2026	1,000	1,039
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.25% 2029	1,000	1,149
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.625% 2039	3,000	3,477
Public Fin. Auth., Airport Facs. Rev. and Ref. Bonds (TrIPs Obligated Group), Series 2012-B, AMT, 5.00% 2042	9,410	9,803
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	519
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	3,000	3,123
		24,310

MULTI-STATE — 0.58%
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)[1]	4,000	3,800
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 7.50% cumulative preferred (undated)[1]	4,000	4,000
MuniMae TE Bond Subsidiary, LLC, Series A-4, AMT, 5.125% cumulative preferred (undated)[1]	2,000	1,900
MuniMae TE Bond Subsidiary, LLC, Series A-5, AMT, 5.00% cumulative preferred 2028[1]	8,000	8,000
		17,700

Total bonds & notes (cost: $2,650,910,000)		2,874,077

Short-term securities — 5.80%

Pollution Control Corp. of the County of Coconino, Arizona, Pollution Control Rev. Bonds
(Arizona Public Service Co. Project), Series 1998, AMT, 0.14% 2033[2]	500	500
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1997-B, AMT, JPMorgan Chase LOC, 0.13% 2026[2]	11,300	11,300
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.00% 6/27/2013	6,000	6,045
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.50% 6/27/2013	4,000	4,039
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Yale-New Haven Hospital Issue),
Series K-1, JPMorgan Chase LOC, 0.09% 2025[2]	2,975	2,975
Dev. Auth. of the Unified Government of Athens-Clarke County, Georgia, Rev. Bonds
(University of Georgia Athletic Assn. Project), Series 2005-B, 0.11% 2035[2]	2,000	2,000
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-F, JPMorgan Chase LOC, 0.12% 2042[2]	6,800	6,800
Illinois Fin. Auth., Demand Rev. Ref. Bonds (Elmhurst Memorial Healthcare),
Series 2008-B, JPMorgan Chase LOC, 0.12% 2048[2]	3,900	3,900
Iowa Fin. Auth., Demand Health Facs. Rev. Ref. Bonds (Iowa Health System),
Series 2009-B, JPMorgan Chase LOC, 0.12% 2035[2]	7,000	7,000
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-2, 0.11% 2038[2]	1,650	1,650
Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project), Series 2008, JPMorgan Chase LOC, 0.11% 2033[2]	3,000	3,000
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Maryland,
G.O. Multi-Modal Bond Anticipation Notes, Series 2006-A, 0.13% 2023[2]	1,200	1,200
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Stonehill College Issue),
Series 2008-K, 0.09% 2037[2]	6,600	6,600
Board of Trustees of Michigan State University, General Rev. Bonds, Series 2000-A, 0.10% 2030[2]	3,000	3,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2009-C, 0.10% 2030[2]	4,900	4,900
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-C, 0.10% 2030[2]	2,100	2,100
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds
(Saint Louis University), Series 2008-A-2, 0.10% 2035[2]	3,500	3,500
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.12% 2025[2]	3,985	3,985
Nebraska Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects),
Series 2008, JPMorgan Chase LOC, 0.12% 2035[2]	5,750	5,750
City of New York, New York, G.O. Bonds, Fiscal 1994 Series A-7, 0.11% 2020[2]	1,500	1,500
City of New York, New York, G.O. Bonds, Fiscal 2008 Series L, Subseries L-4, 0.10% 2038[2]	4,400	4,400
New York City, New York, Transitional Fin. Auth., New York City Recovery Bonds,
Fiscal Series 2003-1, Subseries 1-C, 0.13% 2022[2]	700	700
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.13% 2044[2]	1,920	1,920
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2012-A, 2.00% 6/28/2013	10,000	10,077
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, Bank of America LOC, 0.19% 2032[2]	1,855	1,855
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, Bank of America LOC, 0.19% 2038[2]	7,280	7,280
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Ref. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project), Series 2008-B, JPMorgan Chase LOC, 0.12% 2041[2]	4,850	4,850
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Methodist Hospitals of Dallas Project), Series 2008-A, JPMorgan Chase LOC, 0.13% 2041[2]	1,600	1,600
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,076
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	19,500	19,765
State of Texas, Harris County Cultural Educational Facs. Fin. Corp., Rev. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2008-A, 0.12% 2038[2]	10,350	10,350
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (ExxonMobil Project),
Series 2001-B, AMT, 0.12% 2025[2]	4,550	4,550
Texas Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project),
Series 2001-B, AMT, 0.12% 2029[2]	15,000	15,000
West Virginia Hospital Fin. Auth., Hospital Rev. Ref. Bonds (West Virginia United Health System Obligated Group),
Series 2008-B, JPMorgan Chase LOC, 0.12% 2041[2]	3,450	3,450

Total short-term securities (cost: $177,597,000)		177,617

Total investment securities (cost: $2,828,507,000)		3,051,694
Other assets less liabilities		9,490

Net assets		$3,061,184

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $90,838,000, which represented 2.97% of the net assets of the fund.
[2]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Step bond; coupon rate will increase at a later date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 9/7/2012 at a cost of $3,636,000) may be subject to legal or contractual restrictions on resale.

Key to abbreviations

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-040-0313O-S32844

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, President and Principal Executive Officer

Date: March 28, 2013

By /s/ Dori Laskin
Dori Laskin, Treasurer and Principal Financial Officer

Date: March 28, 2013